Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
ASTON/Guardian Capital Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Guardian Capital Global Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from April 14, 2014, when the Fund commenced investment operations, through the Fund’s fiscal year end on October 31, 2014, the Fund’s portfolio turnover rate was 15.97%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States.

		The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Securities Risk. In addition to the general foreign securities risks described below, investing in emerging market countries is subject to a number of risks, including:
  Economic structures that are less diverse and mature than those of developed countries
  Less stable political systems and less developed legal systems
  National policies that may restrict foreign investment
  Wide fluctuations in the value of investments, possibly as a result of significant currency exchange rate fluctuations
  Smaller securities markets, making investments less liquid
  Special custody arrangements
Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. These risks are heightened for issuers located in emerging markets. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Investment Style Risk. Because different types of stocks go in and out of favor with investors depending on prevailing market and economic conditions, returns from dividend-paying, larger capitalization stocks may underperform funds that emphasize other types of securities. Large-cap stocks tend to go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may last as long as several years.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

New Fund Risk. The Fund is recently formed and has a limited operating history. If the Fund does not grow to a viable size due to market factors, performance or the inability to attract assets, the Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders.

REIT Risk. Securities of REITs may be affected by changes in the values of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. If the assets underlying a royalty income trust do not perform as expected, the trust may reduce or eliminate distributions, which will significantly impair the value of an investment in the trust. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

		Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s next annual or semi-annual shareholder report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
ASTON/Guardian Capital Global Dividend Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[1],[2]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	1,211
5 Years	rr_ExpenseExampleYear05	2,284
10 Years	rr_ExpenseExampleYear10	4,949
ASTON/Guardian Capital Global Dividend Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[1],[2]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	1,139
5 Years	rr_ExpenseExampleYear05	2,171
10 Years	rr_ExpenseExampleYear10	4,756

[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 29, 2016, to the extent that operating expenses exceed 1.30% of the Fund's average daily net assets with respect to Class N shares and 1.05% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 29, 2016, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees are waived or expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the Operating Expense Limit after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement